FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT: (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 53,324	$ 16,376	$ 23,649	$ 5,731
Financial assets at fair value through profit or loss	1,825	1,852
Other receivable (except prepaid expenses and advances to suppliers)	1,125	2,384
Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,833	4,286
Currency Risk [Member] | Increase Income (Loss) from Change in Exchange Rate [Member] | Top of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	(167)	(389)
Currency Risk [Member] | Increase Income (Loss) from Change in Exchange Rate [Member] | Bottom of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	(88)	(204)
Currency Risk [Member] | Decrease Income (Loss) from Change in Exchange Rate [Member] | Top of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	203	477
Currency Risk [Member] | Decrease Income (Loss) from Change in Exchange Rate [Member] | Bottom of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	96	225
NIS | Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	353	1,391
Financial assets at fair value through profit or loss	1,825	1,852
Other receivable (except prepaid expenses and advances to suppliers)	398	675
Accounts payable and accrued expenses	(3,545)	(890)
Total	(969)	3,028
NIS | Currency Risk [Member] | Increase Income (Loss) from Change in Exchange Rate [Member] | Top of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	(32)	(126)
Financial assets at fair value through profit or loss	(166)	(168)
Other receivable (except prepaid expenses and advances to suppliers)	(36)	(61)
Accounts payable and accrued expenses	322	81
Total	88	(274)
NIS | Currency Risk [Member] | Increase Income (Loss) from Change in Exchange Rate [Member] | Bottom of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	(17)	(66)
Financial assets at fair value through profit or loss	(87)	(88)
Other receivable (except prepaid expenses and advances to suppliers)	(19)	(32)
Accounts payable and accrued expenses	169	42
Total	46	(144)
NIS | Currency Risk [Member] | Decrease Income (Loss) from Change in Exchange Rate [Member] | Top of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	39	155
Financial assets at fair value through profit or loss	203	206
Other receivable (except prepaid expenses and advances to suppliers)	44	75
Accounts payable and accrued expenses	(394)	(99)
Total	(108)	337
NIS | Currency Risk [Member] | Decrease Income (Loss) from Change in Exchange Rate [Member] | Bottom of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	19	73
Financial assets at fair value through profit or loss	96	97
Other receivable (except prepaid expenses and advances to suppliers)	21	36
Accounts payable and accrued expenses	(187)	(47)
Total	(51)	159
Euro | Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	2,911	1,526
Financial assets at fair value through profit or loss
Accounts payable and accrued expenses	(109)	(268)
Total	2,802	1,258
Euro | Currency Risk [Member] | Increase Income (Loss) from Change in Exchange Rate [Member] | Top of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	(265)	(139)
Accounts payable and accrued expenses	10	24
Total	(255)	(115)
Euro | Currency Risk [Member] | Increase Income (Loss) from Change in Exchange Rate [Member] | Bottom of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	(139)	(73)
Accounts payable and accrued expenses	5	13
Total	(134)	(60)
Euro | Currency Risk [Member] | Decrease Income (Loss) from Change in Exchange Rate [Member] | Top of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	323	170
Accounts payable and accrued expenses	(12)	(30)
Total	311	140
Euro | Currency Risk [Member] | Decrease Income (Loss) from Change in Exchange Rate [Member] | Bottom of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	153	80
Accounts payable and accrued expenses	(6)	(14)
Total	$ 147	$ 66